Income Taxes (Tables)	9 Months Ended
Sep. 30, 2023
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Summary of Composition of Income Tax Expense
The composition of income tax expense for the nine-month period ended September 30, 2023 and 2022 is as follows:

	2023		2022
Current period income tax	Ps.	36,182,909	Ps.	39,557,635
Deferred income tax		(7,070,405)		(3,900,303)

Total Income tax	Ps.	29,112,504	Ps.	35,657,332

Income tax attributable to the discontinued operations:
Income tax of foreign discontinued operations. See Note 2 b)	Ps.	—	Ps.	—

Summary of Deferred Tax Related to Items Recognized in OCI
Deferred tax related to items recognized in OCI during the nine-month period ended September 30, 2023 and 2022 is as follows:

	2023		2022
Equity investments at fair value	Ps.	3,714,808	Ps.	7,400,822

Deferred tax benefit recognized in OCI	Ps.	3,714,808	Ps.	7,400,822